Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

	As at 30.06.25	As at 31.12.24
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	16,685	16,713
Performance guarantees, acceptances and endorsements	8,762	8,633
Total	25,447	25,346

Commitments
Documentary credits and other short-term trade related transactions	1,252	1,433
Standby facilities, credit lines and other commitments[1]	408,805	421,716
Total	410,057	423,149
1 Includes exposures relating to financial assets classified as assets held for sale.